Share based payment arrangements - Options (Details) € in Thousands	3 Months Ended
	Mar. 31, 2022 EUR (€) EquityInstruments	Mar. 31, 2021 EUR (€)
Share based payment arrangements
Options outstanding, ending balance (in shares)	353,400
Options exercisable (in shares)	265,050
Weighted-average contractual life	5 years 3 months 18 days	6 years 3 months 18 days
Expenses recognized in profit and loss | €	€ 43	€ 166